DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

May 3, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Torray Fund
File Nos. 33-34411 and 811-06096

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of The Torray Fund (the “Trust”) and its three separate investment series, The Torray Fund, The Torray Institutional Fund and The Torray Resolute Fund (the “Funds”), that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 31 which was filed by the Trust on April 25, 2012 and which became effective as of May 1, 2012. The text of Post-Effective Amendment No. 31 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley